PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 31,584
Ending balance	38,655	$ 31,584
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,610
Ending balance	7,936	10,610
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,341
Ending balance	8,376	8,341
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,303
Ending balance	14,648	4,303
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,330
Ending balance	7,695	8,330
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,900	22,044
Additions, net of disposals	1,764	1,305
Assets held by subsidiaries disposed during the period	(2,315)
Non-cash additions (disposals)	(517)	(281)
Acquisitions through business combinations	10,179	7,334
Net foreign currency exchange differences	(262)	498
Ending balance	39,749	30,900
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,289	8,633
Additions, net of disposals	478	535
Assets held by subsidiaries disposed during the period	(2,300)
Non-cash additions (disposals)	34	15
Acquisitions through business combinations	180	0
Net foreign currency exchange differences	(116)	106
Ending balance	7,565	9,289
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,697	8,309
Additions, net of disposals	434	387
Assets held by subsidiaries disposed during the period	(15)
Non-cash additions (disposals)	(107)	(241)
Acquisitions through business combinations	134	0
Net foreign currency exchange differences	(145)	242
Ending balance	8,998	8,697
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,321	3,971
Additions, net of disposals	423	306
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	88	(29)
Acquisitions through business combinations	9,865	0
Net foreign currency exchange differences	165	73
Ending balance	14,862	4,321
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,593	1,131
Additions, net of disposals	429	77
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	(532)	(26)
Acquisitions through business combinations	0	7,334
Net foreign currency exchange differences	(166)	77
Ending balance	8,324	8,593
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,636)	(2,417)
Assets held by subsidiaries disposed during the period	675
Non-cash additions (disposals)	188	147
Net foreign currency exchange differences	59	(135)
Depreciation expense	(1,522)	(1,247)
Disposals	45	16
Ending balance	(4,191)	(3,636)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,613)	(1,171)
Assets held by subsidiaries disposed during the period	663
Non-cash additions (disposals)	0	0
Net foreign currency exchange differences	11	(35)
Depreciation expense	(352)	(419)
Disposals	19	12
Ending balance	(1,272)	(1,613)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,404)	(950)
Assets held by subsidiaries disposed during the period	12
Non-cash additions (disposals)	140	130
Net foreign currency exchange differences	56	(90)
Depreciation expense	(481)	(498)
Disposals	9	4
Ending balance	(1,668)	(1,404)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(356)	(208)
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	3	0
Net foreign currency exchange differences	(16)	(7)
Depreciation expense	(270)	(141)
Disposals	17	0
Ending balance	(622)	(356)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(263)	(88)
Assets held by subsidiaries disposed during the period	0
Non-cash additions (disposals)	45	17
Net foreign currency exchange differences	8	(3)
Depreciation expense	(419)	(189)
Disposals	0	0
Ending balance	(629)	(263)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,320	3,386
Assets held by subsidiaries disposed during the period	(1,399)
Net foreign currency exchange differences	(76)	148
Fair value adjustments	252	786
Ending balance	3,097	4,320
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,934	2,212
Assets held by subsidiaries disposed during the period	(1,399)
Net foreign currency exchange differences	(26)	70
Fair value adjustments	134	652
Ending balance	1,643	2,934
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,048	857
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(50)	78
Fair value adjustments	48	113
Ending balance	1,046	1,048
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	338	317
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	0	0
Fair value adjustments	70	21
Ending balance	408	338
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	0	0
Fair value adjustments	0	0
Ending balance	$ 0	$ 0